Summary of Significant Accounting Policies - Schedule of Estimated Future Amortization of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 2,809
2017	2,809
2018	2,605
2019	1,971
2020	$ 1,906